Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Year ended June 30,
	2018	2019	2019
	RMB	RMB	US$

Cash and cash equivalent	103,228	378,445	55,127
Restricted cash	8,772	51,823	7,549
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	112,000	430,268	62,676